UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3723

Fidelity New York Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® New York Municipal Income Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

July 31, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® New York Municipal Income Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of July 31, 2018

% of fund's net assets
Special Tax	26.3
Transportation	20.6
Education	15.5
General Obligations	14.3
Water & Sewer	7.5

Quality Diversification (% of fund's net assets)

As of July 31, 2018
AA,A	91.0%
BBB	5.1%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount (000s)	Value (000s)
New York - 90.6%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	$600	$682
5% 7/1/25	455	522
5% 7/1/26	450	506
5% 7/1/27	540	604
5% 7/1/28	360	401
5% 7/1/29	300	333
5% 7/1/30	575	633
5% 7/1/40	1,000	1,075
5.25% 7/1/35	1,000	1,099
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	376
5% 7/1/24	400	459
5% 7/1/25	250	290
5% 7/1/26	500	578
5% 7/1/27	2,000	2,301
5% 7/1/29	500	570
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	728
5% 7/1/32	1,500	1,736
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017, 5% 7/1/31	3,315	3,887
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (a)	3,700	4,184
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/27	4,000	4,745
5% 7/1/28	750	884
5% 7/1/29	1,400	1,643
5% 7/1/30	1,250	1,461
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,743
5% 7/1/34	3,000	3,459
Series 2016 A:
5% 7/1/36	8,000	9,150
5% 7/1/39	6,185	7,041
5% 7/1/41	2,500	2,789
5% 7/1/46	8,000	8,892
5% 7/1/50	6,280	6,947
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Sys. Proj.) Series 2016 B, 5% 7/1/26	1,400	1,624
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	9,908
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	632
5% 7/1/27	350	400
5% 7/1/28	500	570
5% 7/1/29	725	823
5% 7/1/31	2,610	2,944
5% 7/1/32	2,660	2,992
5% 7/1/33	2,770	3,110
5% 7/1/34	2,935	3,289
5% 7/1/35	3,000	3,360
5% 7/1/36	1,000	1,119
5% 7/1/40	8,500	9,492
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	976
5% 7/1/30	1,100	1,268
5% 7/1/35	855	967
(Vassar College Proj.) Series 2017:
5% 7/1/35	1,100	1,264
5% 7/1/36	1,430	1,639
5% 7/1/37	1,705	1,950
Erie County Fiscal Stability Auth.:
Series 2017 C:
5% 9/1/29	600	715
5% 9/1/30	625	741
5% 9/1/31	1,050	1,241
Series 2017 D:
5% 9/1/29	325	387
5% 9/1/30	400	474
5% 9/1/33	525	616
5% 9/1/34	850	995
5% 9/1/35	1,300	1,517
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	317
5% 9/15/28	275	316
Haverstraw Stony Point Central School District Series 2015:
5% 10/15/32 (FSA Insured)	1,200	1,348
5% 10/15/33 (FSA Insured)	300	336
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,220
(Molloy College Proj.) Series 2017:
5% 7/1/32	740	821
5% 7/1/33	475	526
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2011:
5.25% 2/15/47	6,240	6,699
5.25% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	285	310
Series 2012 A:
5.75% 2/15/47	8,430	9,173
5.75% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	390	429
Series 2017 A:
5% 2/15/32	4,000	4,631
5% 2/15/33	10,000	11,529
5% 2/15/34	6,000	6,898
5% 2/15/36	4,750	5,430
5% 2/15/37	2,505	2,858
Jefferson County Civic Facilit (Samaritan Med. Ctr. Proj.) Series 2017 A, 4% 11/1/47	1,500	1,442
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	1,025
Series 2012 A, 5% 9/1/42	2,320	2,535
Series 2012 B:
5% 9/1/25	4,000	4,423
5% 9/1/26	10,065	11,126
5% 9/1/27	10,000	11,050
Series 2014 A, 5% 9/1/35	5,000	5,570
Series 2016 B, 5% 9/1/36	3,500	3,959
Series 2017:
5% 9/1/29	500	587
5% 9/1/30	750	876
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,490
5% 7/1/25	1,000	1,061
5% 7/1/26	1,150	1,219
5% 7/1/27	1,630	1,728
5% 7/1/28	1,015	1,076
(Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	579
5% 7/1/30	1,125	1,283
5% 7/1/32	1,250	1,418
5% 7/1/33	1,000	1,131
5% 7/1/35	1,000	1,127
5% 7/1/40	4,000	4,462
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.):
Series 2015:
5% 5/1/23	350	398
5% 5/1/24	750	869
5% 5/1/25	750	879
5% 5/1/26	1,200	1,394
5% 5/1/27	700	809
5% 5/1/29	1,750	2,007
5% 5/1/30	1,000	1,144
5% 5/1/31	1,205	1,375
Series 2018:
5% 5/1/30 (b)	8,500	10,117
5% 5/1/32 (b)	5,000	5,890
5% 5/1/34 (b)	3,000	3,509
Monroe County Indl. Dev. Corp.:
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,795
5% 12/1/34	760	848
5% 12/1/35	700	780
5% 12/1/36	700	777
(Univ. of Rochester Proj.):
Series 2015:
5% 7/1/28	1,250	1,443
5% 7/1/29	1,050	1,206
5% 7/1/30	1,000	1,146
5% 7/1/31	1,200	1,369
5% 7/1/32	1,250	1,420
Series 2017 A:
5% 7/1/31	1,650	1,942
5% 7/1/32	1,215	1,422
5% 7/1/34	1,310	1,522
Series 2017 C:
4% 7/1/32	1,680	1,800
5% 7/1/30	1,040	1,230
5% 7/1/31	800	941
Series 2017 D:
5% 7/1/30	1,000	1,183
5% 7/1/31	825	971
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/46	4,000	4,134
5% 11/15/51	3,000	3,190
5% 11/15/56	4,000	4,323
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	21,890
5% 4/1/29	14,040	15,686
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	10,780
5% 7/1/22	5,500	5,916
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	502
5% 7/1/26	1,500	1,677
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,108
5% 7/1/22	2,000	2,192
5% 7/1/27	2,155	2,321
(Winthrop-Univ. Hosp. Assoication Proj.) Series 2012:
5% 7/1/32	7,000	7,463
5% 7/1/37	4,595	4,862
Series 2014 B:
5% 7/1/23	550	614
5% 7/1/27	1,000	1,113
Series 2014 C, 5% 7/1/26	3,000	3,354
New York City Gen. Oblig.:
Series 2012 A-1, 5% 10/1/31	5,910	6,538
Series 2012 A1, 5% 8/1/24	2,400	2,606
Series 2012 G1, 5% 4/1/25	4,300	4,733
Series 2017 A, 5% 8/1/34	5,355	6,124
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 C, 5% 6/15/44	2,700	2,932
Series 2009 GG, 5.25% 6/15/40	7,000	7,214
Series 2011 EE:
5.375% 6/15/40	2,310	2,497
5.375% 6/15/43	16,610	17,941
Series 2012 BB, 5.25% 6/15/44	2,330	2,564
Series 2012 CC, 5% 6/15/45	8,000	8,685
Series 2013 2, 5% 6/15/47	12,540	13,787
Series 2014 BB, 5% 6/15/46	9,785	10,763
Series 2014 CC, 5% 6/15/47	6,200	6,923
Series 2014 DD, 5% 6/15/35	10,000	11,304
Series 2015 AA, 5% 6/15/44	6,200	6,933
Series 2015 FF, 5% 6/15/32	2,000	2,284
Series 2017 EE, 5% 6/15/37	10,000	11,438
Series 2018 BB, 5% 6/15/31	7,130	8,342
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.):
Series 2015 S-1, 5% 7/15/35	4,000	4,479
Series 2018 S-1, 5% 7/15/30	9,000	10,550
Series 2009 S3, 5.25% 1/15/26	1,000	1,017
Series 2009 S5, 5.25% 1/15/39	8,000	8,129
Series 2012 S1 A, 5.25% 7/15/37	11,500	12,521
Series 2016 S1, 5% 7/15/33	2,165	2,460
Series 2016:
5% 7/15/32	15,000	17,162
5% 7/15/35	5,000	5,653
Series S1, 5% 7/15/28	9,000	9,953
New York City Transitional Fin. Auth. Rev.:
Series 2013 B, 5% 11/1/26	2,955	3,300
Series 2013 F:
5% 2/1/31	6,000	6,664
5% 2/1/32	5,000	5,547
Series 2013 F1, 5% 2/1/28	11,120	12,396
Series 2014 D1:
5% 2/1/27	5,000	5,693
5% 2/1/28	5,000	5,680
5% 2/1/29	7,500	8,507
5% 2/1/31	4,300	4,854
5% 2/1/32	1,515	1,705
Series 2015 E1, 5% 2/1/41	8,000	8,948
Series 2017 A, 5% 5/1/37	10,000	11,321
Series 2017 A-1, 5% 5/1/34	1,065	1,214
Series 2017 B, 5% 8/1/34	2,640	3,021
Series 2017 E, 5% 2/1/33	5,290	6,096
Series 2017 E-1, 5% 2/1/34	4,500	5,171
Series 2017 F:
5% 5/1/32	14,730	17,092
5% 5/1/33	5,000	5,781
5% 5/1/34	7,000	8,070
5% 5/1/35	11,795	13,539
5% 5/1/38	5,000	5,702
Series 2018 A-2, 5% 8/1/35	6,045	6,961
Series 2018 B-1, 5% 8/1/34	3,000	3,470
Series 2018 C2:
5% 5/1/33	5,000	5,849
5% 5/1/34	15,000	17,491
5% 5/1/37	14,665	16,953
Series A, 5% 8/1/28	3,500	4,012
Series E, 5% 2/1/40	5,000	5,669
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	20,000	20,794
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/29	5,000	5,784
5% 11/15/30	2,000	2,309
5% 11/15/33	9,115	10,454
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2009 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2012 D:
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	820	904
5% 2/15/37	7,500	8,160
Series 2013 A, 5% 2/15/30	18,985	21,190
Series 2014 A:
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	10	10
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2014 A2, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	20	20
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	10	10
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.):
Series 2016 E:
5% 10/1/29	3,940	4,569
5% 10/1/30	3,355	3,877
Series 2016 G:
5% 10/1/29	2,415	2,804
5% 10/1/30	2,340	2,702
Series 2015 A:
5% 7/1/28	5,000	5,684
5% 7/1/29	5,000	5,657
5% 10/1/29	785	907
5% 5/1/30	3,450	3,902
5% 7/1/30	10,120	11,524
5% 7/1/30	5,000	5,637
5% 10/1/30	535	616
5% 5/1/31	11,000	12,392
5% 7/1/31	15,000	16,870
5% 10/1/31	1,595	1,829
5% 10/1/32	1,550	1,771
Series 2015 B:
5% 7/1/28	1,300	1,497
5% 10/1/28	1,000	1,152
5% 7/1/29	1,400	1,610
5% 10/1/29	1,470	1,685
5% 7/1/30	1,400	1,609
5% 7/1/31	1,400	1,606
5% 7/1/32	1,450	1,656
5% 7/1/33	1,750	1,992
5% 10/1/33	1,010	1,145
5% 10/1/34	1,070	1,208
5% 7/1/40	2,545	2,862
Series 2015:
5% 12/1/19 (a)	1,100	1,140
5% 12/1/20 (a)	1,200	1,272
5% 12/1/21 (a)	800	864
5% 12/1/23 (a)	700	779
5% 12/1/24 (a)	600	675
5% 12/1/27 (a)	1,200	1,338
Series 2016 A:
5% 7/1/31	1,200	1,377
5% 7/1/31	600	700
5% 7/1/32	800	930
5% 7/1/33	800	912
5% 7/1/33	1,800	2,086
5% 7/1/34	650	738
5% 7/1/35	500	567
5% 7/1/41	1,000	1,119
Series 2016 E, 5% 10/1/31	1,945	2,240
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996, 6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,705
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,135
5% 7/1/37	6,000	6,342
Series 2009 A, 5% 7/1/22	445	459
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,333
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,919
(Rochester Institute of Technology Proj.) Series 2010, 5% 7/1/21	1,500	1,588
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,275
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,457
Series 2010 A, 5% 7/1/41	12,000	12,700
Series 2012:
5% 7/1/23	1,000	1,113
5% 7/1/38	1,000	1,091
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,602
5% 10/1/27 (FSA Insured)	1,000	1,140
5% 10/1/28 (FSA Insured)	1,000	1,136
New York Dorm. Auth. Sales Tax Rev.:
(New York State Sales Tax Rev. Proj.) Series 2016 A, 5% 3/15/30	2,650	3,106
Series 2014 A, 5% 3/15/36	8,180	9,191
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 5% 11/15/29	17,000	18,914
Series 2016 B1:
5% 11/15/36	5,000	5,729
5% 11/15/51	10,470	11,783
Series 2016 B2, 5% 11/15/37	12,700	14,491
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	10,000	11,143
Series 2012 H:
5% 11/15/24	1,480	1,653
5% 11/15/24 (Pre-Refunded to 11/15/22 @ 100)	1,810	2,045
5% 11/15/33	1,570	1,731
5% 11/15/33 (Pre-Refunded to 11/15/22 @ 100)	1,935	2,187
5% 11/15/42	3,110	3,407
5% 11/15/42 (Pre-Refunded to 11/15/22 @ 100)	1,640	1,853
Series 2013 A:
5% 11/15/43	2,535	2,752
5% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	715	816
Series 2013 E, 5% 11/15/43	15,375	16,820
Series 2014 A1, 5% 11/15/44	8,000	8,748
Series 2014 B, 5.25% 11/15/44	6,300	7,108
Series 2014 D, 5.25% 11/15/44	5,000	5,674
Series 2015 A1:
5% 11/15/40	5,000	5,555
5% 11/15/45	1,200	1,329
Series 2015 B:
5% 11/15/26 (Pre-Refunded to 5/15/25 @ 100)	1,495	1,762
5% 11/15/28 (Pre-Refunded to 5/15/25 @ 100)	1,000	1,178
5% 11/15/29	2,125	2,418
Series 2016 A1, 5% 11/15/46	31,830	35,379
Series 2016 B:
5% 11/15/34	1,490	1,695
5% 11/15/35	8,375	9,477
Series 2017 C-2:
0% 11/15/27	1,600	1,222
0% 11/15/29	15,820	10,885
0% 11/15/32	18,000	10,751
5.5% 11/15/18	445	450
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/37	5,400	6,151
Series A:
5% 2/15/34	845	860
5% 2/15/39	1,215	1,236
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/34	3,000	3,383
5% 1/1/35	6,455	7,257
5% 1/1/41	9,320	10,387
5% 1/1/46	7,285	8,093
5% 1/1/51	23,625	26,116
Series 2018 L:
5% 1/1/27	1,250	1,484
5% 1/1/28	1,250	1,486
5% 1/1/29	1,865	2,206
5% 1/1/30	1,000	1,178
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (c)	5,000	5,588
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (c)	4,000	4,340
5% 7/1/46 (c)	6,200	6,638
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A:
5% 3/15/29	8,950	10,508
5% 3/15/34	5,000	5,746
(New York State Pit) Series 2017 C, 5% 3/15/32	15,500	18,064
Series 2013 C, 5% 3/15/30	4,540	5,083
Series 2014 A, 5% 3/15/44	3,980	4,450
Series 2015 A, 5% 3/15/45	18,970	21,282
Series 2016, 5% 3/15/32	3,000	3,437
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,872
5% 6/15/24 (FSA Insured)	1,450	1,648
5% 6/15/25 (FSA Insured)	1,670	1,882
Rockland County Gen. Oblig.:
Series 2014 A, 5% 3/1/24 (FSA Insured)	1,600	1,835
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	858
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,069
Schenectady Cnt Re Co. Re (Union College Proj.) Series 2017, 5% 1/1/40	2,600	2,930
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,126
5% 7/1/26	1,280	1,431
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,140
5% 3/1/25	500	575
5% 3/1/26	500	570
5% 3/1/27	350	398
Tobacco Settlement Asset Securitization Corp. Series 2017 A:
5% 6/1/28	2,000	2,260
5% 6/1/29	3,000	3,376
5% 6/1/30	2,500	2,803
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,500	1,887
0% 11/15/28	2,500	1,815
Series 2013 C, 5% 11/15/29	6,340	7,108
Series 2015 A, 5.25% 11/15/45	10,820	12,433
Series 2017 B, 5% 11/15/36	5,000	5,767
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2010 A:
5% 9/1/30	5,775	6,091
5.125% 9/1/40	8,055	8,457
Series 2015:
5% 8/1/26	1,385	1,598
5% 8/1/27	1,600	1,834
5% 8/1/28	1,565	1,786
5% 8/1/32	1,000	1,125
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	343
5% 4/1/30	350	397
5% 4/1/31	335	379
5% 4/1/32	1,000	1,127
5% 4/1/34	1,045	1,172
5% 4/1/35	1,180	1,319
5% 4/1/40	1,400	1,549
5% 4/1/45	2,250	2,477
Yonkers Gen. Oblig.:
Series 2015 A, 5% 3/15/22 (Pre-Refunded to 3/15/21 @ 100)	750	814
Series 2015 B:
5% 8/1/21 (FSA Insured)	735	801
5% 8/1/22 (FSA Insured)	510	568
5% 8/1/23 (FSA Insured)	300	340
Series 2015 C, 4% 8/1/18 (FSA Insured)	630	630
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,789
5% 9/1/27 (FSA Insured)	3,755	4,295
5% 8/1/28 (FSA Insured)	2,060	2,350
5% 9/1/28 (FSA Insured)	3,945	4,504
5% 8/1/29 (FSA Insured)	1,500	1,705
5% 9/1/29 (FSA Insured)	4,150	4,721
5% 8/1/30 (FSA Insured)	1,500	1,699
5% 9/1/30 (FSA Insured)	4,365	4,948

TOTAL NEW YORK		1,502,254

New York And New Jersey - 6.0%
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	31,969
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	25,000	26,543
185th Series:
5% 9/1/26 (c)	10,150	11,463
5% 9/1/27 (c)	6,200	6,983
5% 9/1/28 (c)	7,350	8,253
85th Series, 5.375% 3/1/28	6,280	7,366
Series 202, 5% 10/15/36 (c)	5,455	6,129

TOTAL NEW YORK AND NEW JERSEY		98,706

TOTAL MUNICIPAL BONDS
(Cost $1,585,700)		1,600,960
TOTAL INVESTMENT IN SECURITIES - 96.6%
(Cost $1,585,700)		1,600,960
NET OTHER ASSETS (LIABILITIES) - 3.4%		56,342
NET ASSETS - 100%		$1,657,302

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,252,000 or 0.6% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Special Tax	26.3%
Transportation	20.6%
Education	15.5%
General Obligations	14.3%
Water & Sewer	7.5%
Health Care	5.8%
Others (Individually Less Than 5%)*	10.0%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,585,700)		$1,600,960
Cash		62,877
Receivable for fund shares sold		586
Interest receivable		16,205
Prepaid expenses		4
Other receivables		6
Total assets		1,680,638
Liabilities
Payable for investments purchased on a delayed delivery basis	$19,610
Payable for fund shares redeemed	1,833
Distributions payable	1,197
Accrued management fee	491
Distribution and service plan fees payable	32
Other affiliated payables	138
Other payables and accrued expenses	35
Total liabilities		23,336
Net Assets		$1,657,302
Net Assets consist of:
Paid in capital		$1,637,084
Undistributed net investment income		129
Accumulated undistributed net realized gain (loss) on investments		4,829
Net unrealized appreciation (depreciation) on investments		15,260
Net Assets		$1,657,302
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,082 ÷ 3,259.5 shares)		$12.91
Maximum offering price per share (100/96.00 of $12.91)		$13.45
Class M:
Net Asset Value and redemption price per share ($7,736 ÷ 598.7 shares)		$12.92
Maximum offering price per share (100/96.00 of $12.92)		$13.46
Class C:
Net Asset Value and offering price per share ($25,329 ÷ 1,961.9 shares)(a)		$12.91
New York Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,532,850 ÷ 118,683.0 shares)		$12.92
Class I:
Net Asset Value, offering price and redemption price per share ($49,305 ÷ 3,821.8 shares)		$12.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended July 31, 2018 (Unaudited)
Investment Income
Interest		$26,230
Expenses
Management fee	$2,982
Transfer agent fees	680
Distribution and service plan fees	196
Accounting fees and expenses	157
Custodian fees and expenses	6
Independent trustees' fees and expenses	2
Registration fees	71
Audit	31
Legal	7
Miscellaneous	6
Total expenses before reductions	4,138
Expense reductions	(11)
Total expenses after reductions		4,127
Net investment income (loss)		22,103
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,833
Total net realized gain (loss)		4,833
Change in net unrealized appreciation (depreciation) on investment securities		(17,291)
Net gain (loss)		(12,458)
Net increase (decrease) in net assets resulting from operations		$9,645

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,103	$47,086
Net realized gain (loss)	4,833	14,829
Change in net unrealized appreciation (depreciation)	(17,291)	(6,981)
Net increase (decrease) in net assets resulting from operations	9,645	54,934
Distributions to shareholders from net investment income	(22,103)	(47,085)
Distributions to shareholders from net realized gain	(2,380)	(14,777)
Total distributions	(24,483)	(61,862)
Share transactions - net increase (decrease)	(69,461)	53,244
Total increase (decrease) in net assets	(84,299)	46,316
Net Assets
Beginning of period	1,741,601	1,695,285
End of period	$1,657,302	$1,741,601
Other Information
Undistributed net investment income end of period	$129	$129

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New York Municipal Income Fund Class A

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.02	$13.07	$13.65	$13.78	$13.02	$13.69
Income from Investment Operations
Net investment income (loss)A	.150	.321	.347	.376	.396	.404
Net realized and unrealized gain (loss)	(.092)	.063	(.457)	(.005)	.784	(.656)
Total from investment operations	.058	.384	(.110)	.371	1.180	(.252)
Distributions from net investment income	(.150)	(.321)	(.347)	(.376)	(.396)	(.404)
Distributions from net realized gain	(.018)	(.113)	(.123)	(.125)	(.024)	(.014)
Total distributions	(.168)	(.434)	(.470)	(.501)	(.420)	(.418)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$12.91	$13.02	$13.07	$13.65	$13.78	$13.02
Total ReturnC,D,E	.46%	2.95%	(.84)%	2.79%	9.20%	(1.82)%
Ratios to Average Net AssetsF
Expenses before reductions	.80%G	.79%	.79%	.79%	.78%	.77%
Expenses net of fee waivers, if any	.80%G	.79%	.79%	.79%	.78%	.77%
Expenses net of all reductions	.80%G	.79%	.79%	.79%	.78%	.77%
Net investment income (loss)	2.35%G	2.42%	2.55%	2.78%	2.95%	3.07%
Supplemental Data
Net assets, end of period (in millions)	$42	$41	$50	$48	$43	$45
Portfolio turnover rate	10%G	14%	20%	17%	11%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund Class M

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.03	$13.08	$13.66	$13.79	$13.03	$13.70
Income from Investment Operations
Net investment income (loss)A	.154	.329	.354	.384	.404	.411
Net realized and unrealized gain (loss)	(.092)	.063	(.456)	(.005)	.784	(.656)
Total from investment operations	.062	.392	(.102)	.379	1.188	(.245)
Distributions from net investment income	(.154)	(.329)	(.355)	(.384)	(.404)	(.411)
Distributions from net realized gain	(.018)	(.113)	(.123)	(.125)	(.024)	(.014)
Total distributions	(.172)	(.442)	(.478)	(.509)	(.428)	(.425)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$12.92	$13.03	$13.08	$13.66	$13.79	$13.03
Total ReturnC,D,E	.48%	3.01%	(.79)%	2.85%	9.26%	(1.76)%
Ratios to Average Net AssetsF
Expenses before reductions	.75%G	.73%	.74%	.73%	.73%	.72%
Expenses net of fee waivers, if any	.75%G	.73%	.74%	.73%	.73%	.72%
Expenses net of all reductions	.75%G	.73%	.74%	.73%	.72%	.72%
Net investment income (loss)	2.40%G	2.48%	2.60%	2.84%	3.01%	3.12%
Supplemental Data
Net assets, end of period (in millions)	$8	$8	$8	$9	$8	$7
Portfolio turnover rate	10%G	14%	20%	17%	11%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund Class C

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.02	$13.07	$13.65	$13.78	$13.02	$13.69
Income from Investment Operations
Net investment income (loss)A	.103	.222	.245	.276	.297	.305
Net realized and unrealized gain (loss)	(.092)	.063	(.457)	(.005)	.785	(.656)
Total from investment operations	.011	.285	(.212)	.271	1.082	(.351)
Distributions from net investment income	(.103)	(.222)	(.245)	(.276)	(.298)	(.305)
Distributions from net realized gain	(.018)	(.113)	(.123)	(.125)	(.024)	(.014)
Total distributions	(.121)	(.335)	(.368)	(.401)	(.322)	(.319)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$12.91	$13.02	$13.07	$13.65	$13.78	$13.02
Total ReturnC,D,E	.09%	2.18%	(1.58)%	2.04%	8.40%	(2.55)%
Ratios to Average Net AssetsF
Expenses before reductions	1.55%G	1.54%	1.54%	1.53%	1.52%	1.52%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.54%	1.53%	1.52%	1.52%
Expenses net of all reductions	1.55%G	1.54%	1.54%	1.53%	1.52%	1.52%
Net investment income (loss)	1.60%G	1.68%	1.80%	2.04%	2.22%	2.31%
Supplemental Data
Net assets, end of period (in millions)	$25	$30	$33	$32	$31	$28
Portfolio turnover rate	10%G	14%	20%	17%	11%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.03	$13.07	$13.65	$13.78	$13.02	$13.69
Income from Investment Operations
Net investment income (loss)A	.172	.365	.392	.421	.439	.444
Net realized and unrealized gain (loss)	(.092)	.073	(.457)	(.005)	.784	(.656)
Total from investment operations	.080	.438	(.065)	.416	1.223	(.212)
Distributions from net investment income	(.172)	(.365)	(.392)	(.421)	(.439)	(.444)
Distributions from net realized gain	(.018)	(.113)	(.123)	(.125)	(.024)	(.014)
Total distributions	(.190)	(.478)	(.515)	(.546)	(.463)	(.458)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$12.92	$13.03	$13.07	$13.65	$13.78	$13.02
Total ReturnC,D	.62%	3.37%	(.52)%	3.13%	9.55%	(1.51)%
Ratios to Average Net AssetsE
Expenses before reductions	.47%F	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.47%F	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.47%F	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	2.69%F	2.76%	2.88%	3.11%	3.27%	3.37%
Supplemental Data
Net assets, end of period (in millions)	$1,533	$1,606	$1,557	$1,721	$1,734	$1,597
Portfolio turnover rate	10%F	14%	20%	17%	11%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund Class I

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.01	$13.06	$13.64	$13.77	$13.01	$13.68
Income from Investment Operations
Net investment income (loss)A	.167	.353	.381	.410	.429	.435
Net realized and unrealized gain (loss)	(.092)	.063	(.457)	(.005)	.785	(.655)
Total from investment operations	.075	.416	(.076)	.405	1.214	(.220)
Distributions from net investment income	(.167)	(.353)	(.381)	(.410)	(.430)	(.436)
Distributions from net realized gain	(.018)	(.113)	(.123)	(.125)	(.024)	(.014)
Total distributions	(.185)	(.466)	(.504)	(.535)	(.454)	(.450)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$12.90	$13.01	$13.06	$13.64	$13.77	$13.01
Total ReturnC,D	.58%	3.21%	(.59)%	3.06%	9.48%	(1.58)%
Ratios to Average Net AssetsE
Expenses before reductions	.55%F	.54%	.54%	.54%	.53%	.53%
Expenses net of fee waivers, if any	.54%F	.54%	.54%	.54%	.53%	.53%
Expenses net of all reductions	.54%F	.54%	.54%	.54%	.53%	.53%
Net investment income (loss)	2.61%F	2.67%	2.80%	3.04%	3.21%	3.31%
Supplemental Data
Net assets, end of period (in millions)	$49	$57	$47	$41	$30	$20
Portfolio turnover rate	10%F	14%	20%	17%	11%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, New York Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$30,763
Gross unrealized depreciation	(15,503)
Net unrealized appreciation (depreciation)	$15,260
Tax cost	$1,585,700

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $83,088 and $154,056, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$53	$4
Class M	-%	.25%	10	–(a)
Class C	.75%	.25%	133	1
			$196	$5

 (a) Amount represents less than $500.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	–(a)
Class C(b)	7
$9

 (a) Amount represents less than $500.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$34.16
Class M	4.11
Class C	20.15
New York Municipal Income	581.08
Class I	41.15
	$680

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody fee by $6.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2018	Year ended January 31, 2018
From net investment income
Class A	$497	$1,056
Class M	95	203
Class C	211	529
New York Municipal Income	20,596	43,811
Class I	704	1,486
Total	$22,103	$47,085
From net realized gain
Class A	$60	$357
Class M	11	70
Class C	37	266
New York Municipal Income	2,194	13,580
Class I	78	504
Total	$2,380	$14,777

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2018	Year ended January 31, 2018	Six months ended July 31, 2018	Year ended January 31, 2018
Class A
Shares sold	382	520	$4,934	$6,875
Reinvestment of distributions	38	98	490	1,297
Shares redeemed	(346)	(1,232)	(4,469)	(16,264)
Net increase (decrease)	74	(614)	$955	$(8,092)
Class M
Shares sold	12	34	$145	$448
Reinvestment of distributions	7	18	91	243
Shares redeemed	(43)	(55)	(550)	(732)
Net increase (decrease)	(24)	(3)	$(314)	$(41)
Class C
Shares sold	90	222	$1,143	$2,936
Reinvestment of distributions	16	46	208	606
Shares redeemed	(414)	(511)	(5,339)	(6,749)
Net increase (decrease)	(308)	(243)	$(3,988)	$(3,207)
New York Municipal Income
Shares sold	9,579	19,534	$123,705	$257,938
Reinvestment of distributions	1,184	2,995	15,282	39,476
Shares redeemed	(15,348)	(18,377)	(198,100)	(242,638)
Net increase (decrease)	(4,585)	4,152	$(59,113)	$54,776
Class I
Shares sold	511	1,832	$6,594	$24,189
Reinvestment of distributions	45	98	576	1,290
Shares redeemed	(1,098)	(1,190)	(14,171)	(15,671)
Net increase (decrease)	(542)	740	$(7,001)	$9,808

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Class A	.80%
Actual		$1,000.00	$1,004.60	$3.98
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class M	.75%
Actual		$1,000.00	$1,004.80	$3.73
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class C	1.55%
Actual		$1,000.00	$1,000.90	$7.69
Hypothetical-C		$1,000.00	$1,017.11	$7.75
New York Municipal Income	.47%
Actual		$1,000.00	$1,006.20	$2.34
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class I	.54%
Actual		$1,000.00	$1,005.80	$2.69
Hypothetical-C		$1,000.00	$1,022.12	$2.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASNM-SANN-0918
1.788857.116

Fidelity® New York Municipal Income Fund Semi-Annual Report July 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of July 31, 2018

% of fund's net assets
Special Tax	26.3
Transportation	20.6
Education	15.5
General Obligations	14.3
Water & Sewer	7.5

Quality Diversification (% of fund's net assets)

As of July 31, 2018
AA,A	91.0%
BBB	5.1%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount (000s)	Value (000s)
New York - 90.6%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	$600	$682
5% 7/1/25	455	522
5% 7/1/26	450	506
5% 7/1/27	540	604
5% 7/1/28	360	401
5% 7/1/29	300	333
5% 7/1/30	575	633
5% 7/1/40	1,000	1,075
5.25% 7/1/35	1,000	1,099
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	376
5% 7/1/24	400	459
5% 7/1/25	250	290
5% 7/1/26	500	578
5% 7/1/27	2,000	2,301
5% 7/1/29	500	570
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	728
5% 7/1/32	1,500	1,736
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017, 5% 7/1/31	3,315	3,887
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (a)	3,700	4,184
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/27	4,000	4,745
5% 7/1/28	750	884
5% 7/1/29	1,400	1,643
5% 7/1/30	1,250	1,461
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,743
5% 7/1/34	3,000	3,459
Series 2016 A:
5% 7/1/36	8,000	9,150
5% 7/1/39	6,185	7,041
5% 7/1/41	2,500	2,789
5% 7/1/46	8,000	8,892
5% 7/1/50	6,280	6,947
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Sys. Proj.) Series 2016 B, 5% 7/1/26	1,400	1,624
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	9,908
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	632
5% 7/1/27	350	400
5% 7/1/28	500	570
5% 7/1/29	725	823
5% 7/1/31	2,610	2,944
5% 7/1/32	2,660	2,992
5% 7/1/33	2,770	3,110
5% 7/1/34	2,935	3,289
5% 7/1/35	3,000	3,360
5% 7/1/36	1,000	1,119
5% 7/1/40	8,500	9,492
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	976
5% 7/1/30	1,100	1,268
5% 7/1/35	855	967
(Vassar College Proj.) Series 2017:
5% 7/1/35	1,100	1,264
5% 7/1/36	1,430	1,639
5% 7/1/37	1,705	1,950
Erie County Fiscal Stability Auth.:
Series 2017 C:
5% 9/1/29	600	715
5% 9/1/30	625	741
5% 9/1/31	1,050	1,241
Series 2017 D:
5% 9/1/29	325	387
5% 9/1/30	400	474
5% 9/1/33	525	616
5% 9/1/34	850	995
5% 9/1/35	1,300	1,517
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	317
5% 9/15/28	275	316
Haverstraw Stony Point Central School District Series 2015:
5% 10/15/32 (FSA Insured)	1,200	1,348
5% 10/15/33 (FSA Insured)	300	336
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,220
(Molloy College Proj.) Series 2017:
5% 7/1/32	740	821
5% 7/1/33	475	526
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2011:
5.25% 2/15/47	6,240	6,699
5.25% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	285	310
Series 2012 A:
5.75% 2/15/47	8,430	9,173
5.75% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	390	429
Series 2017 A:
5% 2/15/32	4,000	4,631
5% 2/15/33	10,000	11,529
5% 2/15/34	6,000	6,898
5% 2/15/36	4,750	5,430
5% 2/15/37	2,505	2,858
Jefferson County Civic Facilit (Samaritan Med. Ctr. Proj.) Series 2017 A, 4% 11/1/47	1,500	1,442
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	1,025
Series 2012 A, 5% 9/1/42	2,320	2,535
Series 2012 B:
5% 9/1/25	4,000	4,423
5% 9/1/26	10,065	11,126
5% 9/1/27	10,000	11,050
Series 2014 A, 5% 9/1/35	5,000	5,570
Series 2016 B, 5% 9/1/36	3,500	3,959
Series 2017:
5% 9/1/29	500	587
5% 9/1/30	750	876
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,490
5% 7/1/25	1,000	1,061
5% 7/1/26	1,150	1,219
5% 7/1/27	1,630	1,728
5% 7/1/28	1,015	1,076
(Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	579
5% 7/1/30	1,125	1,283
5% 7/1/32	1,250	1,418
5% 7/1/33	1,000	1,131
5% 7/1/35	1,000	1,127
5% 7/1/40	4,000	4,462
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.):
Series 2015:
5% 5/1/23	350	398
5% 5/1/24	750	869
5% 5/1/25	750	879
5% 5/1/26	1,200	1,394
5% 5/1/27	700	809
5% 5/1/29	1,750	2,007
5% 5/1/30	1,000	1,144
5% 5/1/31	1,205	1,375
Series 2018:
5% 5/1/30 (b)	8,500	10,117
5% 5/1/32 (b)	5,000	5,890
5% 5/1/34 (b)	3,000	3,509
Monroe County Indl. Dev. Corp.:
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,795
5% 12/1/34	760	848
5% 12/1/35	700	780
5% 12/1/36	700	777
(Univ. of Rochester Proj.):
Series 2015:
5% 7/1/28	1,250	1,443
5% 7/1/29	1,050	1,206
5% 7/1/30	1,000	1,146
5% 7/1/31	1,200	1,369
5% 7/1/32	1,250	1,420
Series 2017 A:
5% 7/1/31	1,650	1,942
5% 7/1/32	1,215	1,422
5% 7/1/34	1,310	1,522
Series 2017 C:
4% 7/1/32	1,680	1,800
5% 7/1/30	1,040	1,230
5% 7/1/31	800	941
Series 2017 D:
5% 7/1/30	1,000	1,183
5% 7/1/31	825	971
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/46	4,000	4,134
5% 11/15/51	3,000	3,190
5% 11/15/56	4,000	4,323
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	21,890
5% 4/1/29	14,040	15,686
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	10,780
5% 7/1/22	5,500	5,916
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	502
5% 7/1/26	1,500	1,677
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,108
5% 7/1/22	2,000	2,192
5% 7/1/27	2,155	2,321
(Winthrop-Univ. Hosp. Assoication Proj.) Series 2012:
5% 7/1/32	7,000	7,463
5% 7/1/37	4,595	4,862
Series 2014 B:
5% 7/1/23	550	614
5% 7/1/27	1,000	1,113
Series 2014 C, 5% 7/1/26	3,000	3,354
New York City Gen. Oblig.:
Series 2012 A-1, 5% 10/1/31	5,910	6,538
Series 2012 A1, 5% 8/1/24	2,400	2,606
Series 2012 G1, 5% 4/1/25	4,300	4,733
Series 2017 A, 5% 8/1/34	5,355	6,124
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 C, 5% 6/15/44	2,700	2,932
Series 2009 GG, 5.25% 6/15/40	7,000	7,214
Series 2011 EE:
5.375% 6/15/40	2,310	2,497
5.375% 6/15/43	16,610	17,941
Series 2012 BB, 5.25% 6/15/44	2,330	2,564
Series 2012 CC, 5% 6/15/45	8,000	8,685
Series 2013 2, 5% 6/15/47	12,540	13,787
Series 2014 BB, 5% 6/15/46	9,785	10,763
Series 2014 CC, 5% 6/15/47	6,200	6,923
Series 2014 DD, 5% 6/15/35	10,000	11,304
Series 2015 AA, 5% 6/15/44	6,200	6,933
Series 2015 FF, 5% 6/15/32	2,000	2,284
Series 2017 EE, 5% 6/15/37	10,000	11,438
Series 2018 BB, 5% 6/15/31	7,130	8,342
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.):
Series 2015 S-1, 5% 7/15/35	4,000	4,479
Series 2018 S-1, 5% 7/15/30	9,000	10,550
Series 2009 S3, 5.25% 1/15/26	1,000	1,017
Series 2009 S5, 5.25% 1/15/39	8,000	8,129
Series 2012 S1 A, 5.25% 7/15/37	11,500	12,521
Series 2016 S1, 5% 7/15/33	2,165	2,460
Series 2016:
5% 7/15/32	15,000	17,162
5% 7/15/35	5,000	5,653
Series S1, 5% 7/15/28	9,000	9,953
New York City Transitional Fin. Auth. Rev.:
Series 2013 B, 5% 11/1/26	2,955	3,300
Series 2013 F:
5% 2/1/31	6,000	6,664
5% 2/1/32	5,000	5,547
Series 2013 F1, 5% 2/1/28	11,120	12,396
Series 2014 D1:
5% 2/1/27	5,000	5,693
5% 2/1/28	5,000	5,680
5% 2/1/29	7,500	8,507
5% 2/1/31	4,300	4,854
5% 2/1/32	1,515	1,705
Series 2015 E1, 5% 2/1/41	8,000	8,948
Series 2017 A, 5% 5/1/37	10,000	11,321
Series 2017 A-1, 5% 5/1/34	1,065	1,214
Series 2017 B, 5% 8/1/34	2,640	3,021
Series 2017 E, 5% 2/1/33	5,290	6,096
Series 2017 E-1, 5% 2/1/34	4,500	5,171
Series 2017 F:
5% 5/1/32	14,730	17,092
5% 5/1/33	5,000	5,781
5% 5/1/34	7,000	8,070
5% 5/1/35	11,795	13,539
5% 5/1/38	5,000	5,702
Series 2018 A-2, 5% 8/1/35	6,045	6,961
Series 2018 B-1, 5% 8/1/34	3,000	3,470
Series 2018 C2:
5% 5/1/33	5,000	5,849
5% 5/1/34	15,000	17,491
5% 5/1/37	14,665	16,953
Series A, 5% 8/1/28	3,500	4,012
Series E, 5% 2/1/40	5,000	5,669
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	20,000	20,794
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/29	5,000	5,784
5% 11/15/30	2,000	2,309
5% 11/15/33	9,115	10,454
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2009 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2012 D:
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	820	904
5% 2/15/37	7,500	8,160
Series 2013 A, 5% 2/15/30	18,985	21,190
Series 2014 A:
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	10	10
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2014 A2, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	20	20
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	10	10
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.):
Series 2016 E:
5% 10/1/29	3,940	4,569
5% 10/1/30	3,355	3,877
Series 2016 G:
5% 10/1/29	2,415	2,804
5% 10/1/30	2,340	2,702
Series 2015 A:
5% 7/1/28	5,000	5,684
5% 7/1/29	5,000	5,657
5% 10/1/29	785	907
5% 5/1/30	3,450	3,902
5% 7/1/30	10,120	11,524
5% 7/1/30	5,000	5,637
5% 10/1/30	535	616
5% 5/1/31	11,000	12,392
5% 7/1/31	15,000	16,870
5% 10/1/31	1,595	1,829
5% 10/1/32	1,550	1,771
Series 2015 B:
5% 7/1/28	1,300	1,497
5% 10/1/28	1,000	1,152
5% 7/1/29	1,400	1,610
5% 10/1/29	1,470	1,685
5% 7/1/30	1,400	1,609
5% 7/1/31	1,400	1,606
5% 7/1/32	1,450	1,656
5% 7/1/33	1,750	1,992
5% 10/1/33	1,010	1,145
5% 10/1/34	1,070	1,208
5% 7/1/40	2,545	2,862
Series 2015:
5% 12/1/19 (a)	1,100	1,140
5% 12/1/20 (a)	1,200	1,272
5% 12/1/21 (a)	800	864
5% 12/1/23 (a)	700	779
5% 12/1/24 (a)	600	675
5% 12/1/27 (a)	1,200	1,338
Series 2016 A:
5% 7/1/31	1,200	1,377
5% 7/1/31	600	700
5% 7/1/32	800	930
5% 7/1/33	800	912
5% 7/1/33	1,800	2,086
5% 7/1/34	650	738
5% 7/1/35	500	567
5% 7/1/41	1,000	1,119
Series 2016 E, 5% 10/1/31	1,945	2,240
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996, 6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,705
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,135
5% 7/1/37	6,000	6,342
Series 2009 A, 5% 7/1/22	445	459
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,333
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,919
(Rochester Institute of Technology Proj.) Series 2010, 5% 7/1/21	1,500	1,588
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,275
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,457
Series 2010 A, 5% 7/1/41	12,000	12,700
Series 2012:
5% 7/1/23	1,000	1,113
5% 7/1/38	1,000	1,091
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,602
5% 10/1/27 (FSA Insured)	1,000	1,140
5% 10/1/28 (FSA Insured)	1,000	1,136
New York Dorm. Auth. Sales Tax Rev.:
(New York State Sales Tax Rev. Proj.) Series 2016 A, 5% 3/15/30	2,650	3,106
Series 2014 A, 5% 3/15/36	8,180	9,191
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 5% 11/15/29	17,000	18,914
Series 2016 B1:
5% 11/15/36	5,000	5,729
5% 11/15/51	10,470	11,783
Series 2016 B2, 5% 11/15/37	12,700	14,491
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	10,000	11,143
Series 2012 H:
5% 11/15/24	1,480	1,653
5% 11/15/24 (Pre-Refunded to 11/15/22 @ 100)	1,810	2,045
5% 11/15/33	1,570	1,731
5% 11/15/33 (Pre-Refunded to 11/15/22 @ 100)	1,935	2,187
5% 11/15/42	3,110	3,407
5% 11/15/42 (Pre-Refunded to 11/15/22 @ 100)	1,640	1,853
Series 2013 A:
5% 11/15/43	2,535	2,752
5% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	715	816
Series 2013 E, 5% 11/15/43	15,375	16,820
Series 2014 A1, 5% 11/15/44	8,000	8,748
Series 2014 B, 5.25% 11/15/44	6,300	7,108
Series 2014 D, 5.25% 11/15/44	5,000	5,674
Series 2015 A1:
5% 11/15/40	5,000	5,555
5% 11/15/45	1,200	1,329
Series 2015 B:
5% 11/15/26 (Pre-Refunded to 5/15/25 @ 100)	1,495	1,762
5% 11/15/28 (Pre-Refunded to 5/15/25 @ 100)	1,000	1,178
5% 11/15/29	2,125	2,418
Series 2016 A1, 5% 11/15/46	31,830	35,379
Series 2016 B:
5% 11/15/34	1,490	1,695
5% 11/15/35	8,375	9,477
Series 2017 C-2:
0% 11/15/27	1,600	1,222
0% 11/15/29	15,820	10,885
0% 11/15/32	18,000	10,751
5.5% 11/15/18	445	450
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/37	5,400	6,151
Series A:
5% 2/15/34	845	860
5% 2/15/39	1,215	1,236
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/34	3,000	3,383
5% 1/1/35	6,455	7,257
5% 1/1/41	9,320	10,387
5% 1/1/46	7,285	8,093
5% 1/1/51	23,625	26,116
Series 2018 L:
5% 1/1/27	1,250	1,484
5% 1/1/28	1,250	1,486
5% 1/1/29	1,865	2,206
5% 1/1/30	1,000	1,178
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (c)	5,000	5,588
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (c)	4,000	4,340
5% 7/1/46 (c)	6,200	6,638
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A:
5% 3/15/29	8,950	10,508
5% 3/15/34	5,000	5,746
(New York State Pit) Series 2017 C, 5% 3/15/32	15,500	18,064
Series 2013 C, 5% 3/15/30	4,540	5,083
Series 2014 A, 5% 3/15/44	3,980	4,450
Series 2015 A, 5% 3/15/45	18,970	21,282
Series 2016, 5% 3/15/32	3,000	3,437
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,872
5% 6/15/24 (FSA Insured)	1,450	1,648
5% 6/15/25 (FSA Insured)	1,670	1,882
Rockland County Gen. Oblig.:
Series 2014 A, 5% 3/1/24 (FSA Insured)	1,600	1,835
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	858
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,069
Schenectady Cnt Re Co. Re (Union College Proj.) Series 2017, 5% 1/1/40	2,600	2,930
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,126
5% 7/1/26	1,280	1,431
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,140
5% 3/1/25	500	575
5% 3/1/26	500	570
5% 3/1/27	350	398
Tobacco Settlement Asset Securitization Corp. Series 2017 A:
5% 6/1/28	2,000	2,260
5% 6/1/29	3,000	3,376
5% 6/1/30	2,500	2,803
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,500	1,887
0% 11/15/28	2,500	1,815
Series 2013 C, 5% 11/15/29	6,340	7,108
Series 2015 A, 5.25% 11/15/45	10,820	12,433
Series 2017 B, 5% 11/15/36	5,000	5,767
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2010 A:
5% 9/1/30	5,775	6,091
5.125% 9/1/40	8,055	8,457
Series 2015:
5% 8/1/26	1,385	1,598
5% 8/1/27	1,600	1,834
5% 8/1/28	1,565	1,786
5% 8/1/32	1,000	1,125
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	343
5% 4/1/30	350	397
5% 4/1/31	335	379
5% 4/1/32	1,000	1,127
5% 4/1/34	1,045	1,172
5% 4/1/35	1,180	1,319
5% 4/1/40	1,400	1,549
5% 4/1/45	2,250	2,477
Yonkers Gen. Oblig.:
Series 2015 A, 5% 3/15/22 (Pre-Refunded to 3/15/21 @ 100)	750	814
Series 2015 B:
5% 8/1/21 (FSA Insured)	735	801
5% 8/1/22 (FSA Insured)	510	568
5% 8/1/23 (FSA Insured)	300	340
Series 2015 C, 4% 8/1/18 (FSA Insured)	630	630
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,789
5% 9/1/27 (FSA Insured)	3,755	4,295
5% 8/1/28 (FSA Insured)	2,060	2,350
5% 9/1/28 (FSA Insured)	3,945	4,504
5% 8/1/29 (FSA Insured)	1,500	1,705
5% 9/1/29 (FSA Insured)	4,150	4,721
5% 8/1/30 (FSA Insured)	1,500	1,699
5% 9/1/30 (FSA Insured)	4,365	4,948

TOTAL NEW YORK		1,502,254

New York And New Jersey - 6.0%
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	31,969
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	25,000	26,543
185th Series:
5% 9/1/26 (c)	10,150	11,463
5% 9/1/27 (c)	6,200	6,983
5% 9/1/28 (c)	7,350	8,253
85th Series, 5.375% 3/1/28	6,280	7,366
Series 202, 5% 10/15/36 (c)	5,455	6,129

TOTAL NEW YORK AND NEW JERSEY		98,706

TOTAL MUNICIPAL BONDS
(Cost $1,585,700)		1,600,960
TOTAL INVESTMENT IN SECURITIES - 96.6%
(Cost $1,585,700)		1,600,960
NET OTHER ASSETS (LIABILITIES) - 3.4%		56,342
NET ASSETS - 100%		$1,657,302

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,252,000 or 0.6% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Special Tax	26.3%
Transportation	20.6%
Education	15.5%
General Obligations	14.3%
Water & Sewer	7.5%
Health Care	5.8%
Others (Individually Less Than 5%)*	10.0%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,585,700)		$1,600,960
Cash		62,877
Receivable for fund shares sold		586
Interest receivable		16,205
Prepaid expenses		4
Other receivables		6
Total assets		1,680,638
Liabilities
Payable for investments purchased on a delayed delivery basis	$19,610
Payable for fund shares redeemed	1,833
Distributions payable	1,197
Accrued management fee	491
Distribution and service plan fees payable	32
Other affiliated payables	138
Other payables and accrued expenses	35
Total liabilities		23,336
Net Assets		$1,657,302
Net Assets consist of:
Paid in capital		$1,637,084
Undistributed net investment income		129
Accumulated undistributed net realized gain (loss) on investments		4,829
Net unrealized appreciation (depreciation) on investments		15,260
Net Assets		$1,657,302
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,082 ÷ 3,259.5 shares)		$12.91
Maximum offering price per share (100/96.00 of $12.91)		$13.45
Class M:
Net Asset Value and redemption price per share ($7,736 ÷ 598.7 shares)		$12.92
Maximum offering price per share (100/96.00 of $12.92)		$13.46
Class C:
Net Asset Value and offering price per share ($25,329 ÷ 1,961.9 shares)(a)		$12.91
New York Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,532,850 ÷ 118,683.0 shares)		$12.92
Class I:
Net Asset Value, offering price and redemption price per share ($49,305 ÷ 3,821.8 shares)		$12.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended July 31, 2018 (Unaudited)
Investment Income
Interest		$26,230
Expenses
Management fee	$2,982
Transfer agent fees	680
Distribution and service plan fees	196
Accounting fees and expenses	157
Custodian fees and expenses	6
Independent trustees' fees and expenses	2
Registration fees	71
Audit	31
Legal	7
Miscellaneous	6
Total expenses before reductions	4,138
Expense reductions	(11)
Total expenses after reductions		4,127
Net investment income (loss)		22,103
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,833
Total net realized gain (loss)		4,833
Change in net unrealized appreciation (depreciation) on investment securities		(17,291)
Net gain (loss)		(12,458)
Net increase (decrease) in net assets resulting from operations		$9,645

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,103	$47,086
Net realized gain (loss)	4,833	14,829
Change in net unrealized appreciation (depreciation)	(17,291)	(6,981)
Net increase (decrease) in net assets resulting from operations	9,645	54,934
Distributions to shareholders from net investment income	(22,103)	(47,085)
Distributions to shareholders from net realized gain	(2,380)	(14,777)
Total distributions	(24,483)	(61,862)
Share transactions - net increase (decrease)	(69,461)	53,244
Total increase (decrease) in net assets	(84,299)	46,316
Net Assets
Beginning of period	1,741,601	1,695,285
End of period	$1,657,302	$1,741,601
Other Information
Undistributed net investment income end of period	$129	$129

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New York Municipal Income Fund Class A

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.02	$13.07	$13.65	$13.78	$13.02	$13.69
Income from Investment Operations
Net investment income (loss)A	.150	.321	.347	.376	.396	.404
Net realized and unrealized gain (loss)	(.092)	.063	(.457)	(.005)	.784	(.656)
Total from investment operations	.058	.384	(.110)	.371	1.180	(.252)
Distributions from net investment income	(.150)	(.321)	(.347)	(.376)	(.396)	(.404)
Distributions from net realized gain	(.018)	(.113)	(.123)	(.125)	(.024)	(.014)
Total distributions	(.168)	(.434)	(.470)	(.501)	(.420)	(.418)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$12.91	$13.02	$13.07	$13.65	$13.78	$13.02
Total ReturnC,D,E	.46%	2.95%	(.84)%	2.79%	9.20%	(1.82)%
Ratios to Average Net AssetsF
Expenses before reductions	.80%G	.79%	.79%	.79%	.78%	.77%
Expenses net of fee waivers, if any	.80%G	.79%	.79%	.79%	.78%	.77%
Expenses net of all reductions	.80%G	.79%	.79%	.79%	.78%	.77%
Net investment income (loss)	2.35%G	2.42%	2.55%	2.78%	2.95%	3.07%
Supplemental Data
Net assets, end of period (in millions)	$42	$41	$50	$48	$43	$45
Portfolio turnover rate	10%G	14%	20%	17%	11%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund Class M

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.03	$13.08	$13.66	$13.79	$13.03	$13.70
Income from Investment Operations
Net investment income (loss)A	.154	.329	.354	.384	.404	.411
Net realized and unrealized gain (loss)	(.092)	.063	(.456)	(.005)	.784	(.656)
Total from investment operations	.062	.392	(.102)	.379	1.188	(.245)
Distributions from net investment income	(.154)	(.329)	(.355)	(.384)	(.404)	(.411)
Distributions from net realized gain	(.018)	(.113)	(.123)	(.125)	(.024)	(.014)
Total distributions	(.172)	(.442)	(.478)	(.509)	(.428)	(.425)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$12.92	$13.03	$13.08	$13.66	$13.79	$13.03
Total ReturnC,D,E	.48%	3.01%	(.79)%	2.85%	9.26%	(1.76)%
Ratios to Average Net AssetsF
Expenses before reductions	.75%G	.73%	.74%	.73%	.73%	.72%
Expenses net of fee waivers, if any	.75%G	.73%	.74%	.73%	.73%	.72%
Expenses net of all reductions	.75%G	.73%	.74%	.73%	.72%	.72%
Net investment income (loss)	2.40%G	2.48%	2.60%	2.84%	3.01%	3.12%
Supplemental Data
Net assets, end of period (in millions)	$8	$8	$8	$9	$8	$7
Portfolio turnover rate	10%G	14%	20%	17%	11%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund Class C

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.02	$13.07	$13.65	$13.78	$13.02	$13.69
Income from Investment Operations
Net investment income (loss)A	.103	.222	.245	.276	.297	.305
Net realized and unrealized gain (loss)	(.092)	.063	(.457)	(.005)	.785	(.656)
Total from investment operations	.011	.285	(.212)	.271	1.082	(.351)
Distributions from net investment income	(.103)	(.222)	(.245)	(.276)	(.298)	(.305)
Distributions from net realized gain	(.018)	(.113)	(.123)	(.125)	(.024)	(.014)
Total distributions	(.121)	(.335)	(.368)	(.401)	(.322)	(.319)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$12.91	$13.02	$13.07	$13.65	$13.78	$13.02
Total ReturnC,D,E	.09%	2.18%	(1.58)%	2.04%	8.40%	(2.55)%
Ratios to Average Net AssetsF
Expenses before reductions	1.55%G	1.54%	1.54%	1.53%	1.52%	1.52%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.54%	1.53%	1.52%	1.52%
Expenses net of all reductions	1.55%G	1.54%	1.54%	1.53%	1.52%	1.52%
Net investment income (loss)	1.60%G	1.68%	1.80%	2.04%	2.22%	2.31%
Supplemental Data
Net assets, end of period (in millions)	$25	$30	$33	$32	$31	$28
Portfolio turnover rate	10%G	14%	20%	17%	11%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.03	$13.07	$13.65	$13.78	$13.02	$13.69
Income from Investment Operations
Net investment income (loss)A	.172	.365	.392	.421	.439	.444
Net realized and unrealized gain (loss)	(.092)	.073	(.457)	(.005)	.784	(.656)
Total from investment operations	.080	.438	(.065)	.416	1.223	(.212)
Distributions from net investment income	(.172)	(.365)	(.392)	(.421)	(.439)	(.444)
Distributions from net realized gain	(.018)	(.113)	(.123)	(.125)	(.024)	(.014)
Total distributions	(.190)	(.478)	(.515)	(.546)	(.463)	(.458)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$12.92	$13.03	$13.07	$13.65	$13.78	$13.02
Total ReturnC,D	.62%	3.37%	(.52)%	3.13%	9.55%	(1.51)%
Ratios to Average Net AssetsE
Expenses before reductions	.47%F	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.47%F	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.47%F	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	2.69%F	2.76%	2.88%	3.11%	3.27%	3.37%
Supplemental Data
Net assets, end of period (in millions)	$1,533	$1,606	$1,557	$1,721	$1,734	$1,597
Portfolio turnover rate	10%F	14%	20%	17%	11%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund Class I

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.01	$13.06	$13.64	$13.77	$13.01	$13.68
Income from Investment Operations
Net investment income (loss)A	.167	.353	.381	.410	.429	.435
Net realized and unrealized gain (loss)	(.092)	.063	(.457)	(.005)	.785	(.655)
Total from investment operations	.075	.416	(.076)	.405	1.214	(.220)
Distributions from net investment income	(.167)	(.353)	(.381)	(.410)	(.430)	(.436)
Distributions from net realized gain	(.018)	(.113)	(.123)	(.125)	(.024)	(.014)
Total distributions	(.185)	(.466)	(.504)	(.535)	(.454)	(.450)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$12.90	$13.01	$13.06	$13.64	$13.77	$13.01
Total ReturnC,D	.58%	3.21%	(.59)%	3.06%	9.48%	(1.58)%
Ratios to Average Net AssetsE
Expenses before reductions	.55%F	.54%	.54%	.54%	.53%	.53%
Expenses net of fee waivers, if any	.54%F	.54%	.54%	.54%	.53%	.53%
Expenses net of all reductions	.54%F	.54%	.54%	.54%	.53%	.53%
Net investment income (loss)	2.61%F	2.67%	2.80%	3.04%	3.21%	3.31%
Supplemental Data
Net assets, end of period (in millions)	$49	$57	$47	$41	$30	$20
Portfolio turnover rate	10%F	14%	20%	17%	11%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, New York Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$30,763
Gross unrealized depreciation	(15,503)
Net unrealized appreciation (depreciation)	$15,260
Tax cost	$1,585,700

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $83,088 and $154,056, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$53	$4
Class M	-%	.25%	10	–(a)
Class C	.75%	.25%	133	1
			$196	$5

 (a) Amount represents less than $500.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	–(a)
Class C(b)	7
$9

 (a) Amount represents less than $500.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$34.16
Class M	4.11
Class C	20.15
New York Municipal Income	581.08
Class I	41.15
	$680

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody fee by $6.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2018	Year ended January 31, 2018
From net investment income
Class A	$497	$1,056
Class M	95	203
Class C	211	529
New York Municipal Income	20,596	43,811
Class I	704	1,486
Total	$22,103	$47,085
From net realized gain
Class A	$60	$357
Class M	11	70
Class C	37	266
New York Municipal Income	2,194	13,580
Class I	78	504
Total	$2,380	$14,777

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2018	Year ended January 31, 2018	Six months ended July 31, 2018	Year ended January 31, 2018
Class A
Shares sold	382	520	$4,934	$6,875
Reinvestment of distributions	38	98	490	1,297
Shares redeemed	(346)	(1,232)	(4,469)	(16,264)
Net increase (decrease)	74	(614)	$955	$(8,092)
Class M
Shares sold	12	34	$145	$448
Reinvestment of distributions	7	18	91	243
Shares redeemed	(43)	(55)	(550)	(732)
Net increase (decrease)	(24)	(3)	$(314)	$(41)
Class C
Shares sold	90	222	$1,143	$2,936
Reinvestment of distributions	16	46	208	606
Shares redeemed	(414)	(511)	(5,339)	(6,749)
Net increase (decrease)	(308)	(243)	$(3,988)	$(3,207)
New York Municipal Income
Shares sold	9,579	19,534	$123,705	$257,938
Reinvestment of distributions	1,184	2,995	15,282	39,476
Shares redeemed	(15,348)	(18,377)	(198,100)	(242,638)
Net increase (decrease)	(4,585)	4,152	$(59,113)	$54,776
Class I
Shares sold	511	1,832	$6,594	$24,189
Reinvestment of distributions	45	98	576	1,290
Shares redeemed	(1,098)	(1,190)	(14,171)	(15,671)
Net increase (decrease)	(542)	740	$(7,001)	$9,808

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Class A	.80%
Actual		$1,000.00	$1,004.60	$3.98
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class M	.75%
Actual		$1,000.00	$1,004.80	$3.73
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class C	1.55%
Actual		$1,000.00	$1,000.90	$7.69
Hypothetical-C		$1,000.00	$1,017.11	$7.75
New York Municipal Income	.47%
Actual		$1,000.00	$1,006.20	$2.34
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class I	.54%
Actual		$1,000.00	$1,005.80	$2.69
Hypothetical-C		$1,000.00	$1,022.12	$2.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

NFY-SANN-0918
1.789717.116

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 25, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 25, 2018